Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000002471 | 35832268Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002471 | 35832181Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002471 | 35832272NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002471 | 35832173Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002471 | 35832234Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002471 | 35832309Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002471 | 35832266Mastercard Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002471 | 35832281Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002471 | 35832211Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002471 | 35832247Intercontinental Exchange Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002471 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002471 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002471 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002471 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002471 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000002471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002471 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000002471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000002471 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000102327 | 35832268Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000102327 | 35832181Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000102327 | 35832272NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000102327 | 35832173Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102327 | 35832234Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102327 | 35832309Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102327 | 35832266Mastercard Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102327 | 35832281Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102327 | 35832211Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102327 | 35832247Intercontinental Exchange Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102327 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102327 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102327 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102327 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102327 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000102327 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000102327 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000102327 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000102327 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000002472 | 35832585Truist Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002472 | 35832521McCormick & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002472 | 35832355Alexandria Real Estate Equities Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002472 | 35832570Southwest Airlines Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002472 | 35832703Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002472 | 35832543Prologis LP
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002472 | 35832345Agilent Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002472 | 35832369Autodesk Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002472 | 35832527Micron Technology Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002472 | 35832524Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002472 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002472 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002472 | Government Related Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002472 | U.S. Government Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000002472 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000002472 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000002472 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000002472 | InvestmentType_U.S. Government Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000002472 | InvestmentType_U.S. Government Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000002472 | InvestmentType_Supranational Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002472 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002472 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156017 | 35832585Truist Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156017 | 35832521McCormick & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156017 | 35832355Alexandria Real Estate Equities Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156017 | 35832570Southwest Airlines Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156017 | 35832703Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156017 | 35832543Prologis LP
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156017 | 35832345Agilent Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156017 | 35832369Autodesk Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156017 | 35832527Micron Technology Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156017 | 35832524Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156017 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156017 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156017 | Government Related Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000156017 | U.S. Government Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000156017 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000156017 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000156017 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000156017 | InvestmentType_U.S. Government Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000156017 | InvestmentType_U.S. Government Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000156017 | InvestmentType_Supranational Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000156017 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156017 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255731 | 35915634Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000255731 | 35915437Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000255731 | 35915421Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000255731 | 35915648NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255731 | 35915453Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000255731 | 35915727Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255731 | 35915527Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255731 | 35915664Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255731 | 35915543Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255731 | 35915582Intercontinental Exchange Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255731 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000255731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000255731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000255731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000255731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000255731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000255731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000255732 | 35916575Pfizer Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000255732 | 35916586S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255732 | 35916634Verizon Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255732 | 35916625UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255732 | 35916507CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255732 | 35916474Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255732 | 35916643Visa Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255732 | 35916435Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255732 | 35916464AstraZeneca plc, ADR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255732 | 35916542Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255732 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255732 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255732 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000255732 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000255732 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000255732 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000255732 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000255732 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000255732 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%